Subsequent Events (Details) - USD ($)	Mar. 04, 2026	Feb. 05, 2026	Jan. 05, 2026
Subsequent Events [Member] | Trust Account [Member]
Subsequent Events [Line Items]
Deposit into trust account	$ 497.74	$ 497.74	$ 497.74